Restructuring (Net Restructuring Costs by Type of Exit Cost) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Total Expected Costs	$ 17
Restructuring Plan 2012 [Member]
Restructuring Cost and Reserve [Line Items]
Total Expected Costs	15
Incurred Cost	11
Estimated Additional Costs	4
Restructuring Plan 2012 [Member] | Employee Costs [Member]
Restructuring Cost and Reserve [Line Items]
Total Expected Costs	12
Incurred Cost	11
Estimated Additional Costs	1
Restructuring Plan 2012 [Member] | Facility Costs [Member]
Restructuring Cost and Reserve [Line Items]
Total Expected Costs	3
Estimated Additional Costs	$ 3